Share Capital and Employee Compensation Plans	12 Months Ended
Dec. 31, 2025
Disclosure of share-based payment arrangements [Abstract]
Share Capital and Employee Compensation Plans
20. SHARE CAPITAL AND EMPLOYEE COMPENSATION PLANS

Share-based awards (stock options, restricted share units ("RSUs"), performance share units ("PSUs") and deferred share units ("DSUs"))
For the year ended December 31, 2025, the Company recorded the following share-based compensation expense included as a component of general and administrative expense:

	2025	2024
Stock options and equity-settled RSUs	$2	$—
PSUs	25	6
RSUs intended to be settled in cash	18	7
DSUs	6	1
Total share-based compensation expense	$51	$14
The following table summarizes the changes in stock options and RSUs to be settled in equity for the year ended December 31, 2025:

	Stock Options		Equity-settled RSUs
	Number Outstanding	Weighted Average Exercise Price CAD$	Number Outstanding	Weighted Average Fair Value Price CAD$
As at December 31, 2023	513	$22.32	—	$—
Granted	—	—	159	31.60
Exercised	(101)	20.07	—	—
Forfeited	(16)	22.25	—	—
As at December 31, 2024	396	$22.90	159	$31.60
Granted	—	—	90	68.41
Exercised / Settled	(202)	23.15	(48)	31.61
Expired	(1)	22.95	—	—
Forfeited	(30)	22.92	(17)	31.61
As at December 31, 2025	163	$22.57	184	$49.88
The following table summarizes information about the Company's stock options outstanding at December 31, 2025:

	Options Outstanding			Options Exercisable
Range of Exercise Prices CAD$	Number Outstanding as at December 31, 2025	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price CAD$	Number Outstanding as at December 31, 2025	Weighted Average Exercise Price CAD$
$17.53 - $23.03	155	5	$21.98	112	$22.28
$28.55 - $34.04	5	3	30.70	5	30.70
$34.05 - $39.48	3	2	39.48	3	39.48
	163	4	$22.57	120	$23.07
As at December 31, 2025, the following PSUs, RSUs intended to be settled in cash, and DSUs were outstanding:

	PSUs	RSUs	DSUs
	Number Outstanding	Number Outstanding	Number Outstanding
As at December 31, 2023	757	805	109
Granted	220	478	48
Exercised	(79)	(300)	(26)
Forfeited	(17)	(125)	—
As at December 31, 2024	881	858	131
Granted	140	347	46
Exercised / Settled	(128)	(359)	—
Expired	(31)	—	—
Forfeited	—	(86)	—
As at December 31, 2025	862	760	177
PSUs
PSUs are notional share units that mirror the market value of the Company’s common shares. Each vested PSU entitles the participant to a cash payment equal to the value of an underlying share, less applicable taxes, at the end of the term, plus the cash equivalent of any dividends distributed by the Company during the three-year performance period. PSU grants will vest three years from the date of grant subject to certain exceptions. Performance results at the end of the performance period relative to predetermined performance criteria and the application of the corresponding performance multiplier, up to 200% of target, determine how many PSUs vest for each participant. In 2025, the 2022 PSUs that vested were settled in shares at a performance multiplier of 117.6%.
In 2025, the Board of Directors approved the issuance of 140,426 PSUs with a share price of CAD$59.26 (2024 - 220,026 PSUs granted at a share price of CAD$31.52).
RSUs
Under the Company’s RSU plan, selected employees are granted RSUs where each RSU has a value equivalent to one Pan American common share. The RSUs vest in three installments, the first third vest on the first anniversary date of the grant, the second third vest on the second anniversary date of the grant, and the remaining third vest on the third anniversary date of the grant. For RSUs granted after November 2024, at least 25% of the vested RSUs will be settled in common shares. The participant may elect to have the remaining 75% of the vested RSUs to be settled in cash or in common shares. At the time of settlement, the Company has the discretion to settle the RSUs with cash or common shares. Additionally, RSU value is adjusted to reflect dividends paid on common shares over the vesting period.
Issued share capital
The Company is authorized to issue 800 million common shares without par value.
Dividends
The Company declared the following dividends for the years ended December 31, 2025 and 2024:

Declaration Date	Record Date	Dividend per common share
February 18, 2026(1)	March 2, 2026	$0.18
November 12, 2025	November 24, 2025	0.14
August 6, 2025	August 18, 2025	0.12
May 7, 2025	May 20, 2025	0.10
February 19, 2025	March 3, 2025	0.10
November 5, 2024	November 18, 2024	0.10
August 7, 2024	August 19, 2024	0.10
May 8, 2024	May 21, 2024	0.10
February 21, 2024	March 4, 2024	0.10
(1)These dividends were declared subsequent to the year ended December 31, 2025 and have not been recognized as distributions to owners during the period presented.
Contingent Value Rights ("CVRs")
As part of the acquisition of Tahoe Resources Inc. on February 22, 2019, the Company issued 314 million CVRs, with a term of 10 years, which are convertible into 16 million common shares upon the first commercial shipment of concentrate following the restart of operations at the Escobal mine.
As at December 31, 2025 and 2024, there were 314 million CVRs outstanding that are convertible into 16 million common shares.
Normal Course Issuer Bid ("NCIB")
On March 4, 2024, the Company obtained approval of the NCIB from the TSX and the NYSE to purchase for cancellation up to 18,232,990 common shares between March 6, 2024 and March 5, 2025. On March 6, 2025, the Company renewed the NCIB until March 5, 2026 for the ability to purchase up to 18,107,917 of its common shares for cancellation. Daily purchases (other than pursuant to a block purchase exemption) on the TSX and NYSE under the NCIB are limited to a maximum of 186,936 common shares and 25% of the average trading volume for the Company's common shares in the four calendar weeks preceding the date of purchase, respectively.
For the year ended December 31, 2025, 1,650,770 (2024 - 1,720,366) common shares were repurchased for cancellation under the NCIB at an average price of $27.92 per share for a total consideration of $46 million (2024 - average price of $14.16 per share for total consideration of $24 million).